KNOWLEDGE  DISCIPLINE  SERVICE  CHOICE

YOU SHOULD KNOW WHAT INVESCO KNOWS(TM)

Small Company
Value Fund

A no-load mutual fund seeking long-term capital growth.

SEMIANNUAL

INVESCO

SEMIANNUAL REPORT/January 31, 1999

SHAREHOLDERS IN SMALL COMPANY VALUE FUND WILL BE RECEIVING IMPORTANT PROXY INFORMATION SHORTLY. PLEASE BE SURE TO READ THE PROXY CAREFULLY AND VOTE PROMPTLY ON ALL ISSUES.


                          SMALL COMPANY VALUE FUND
                       AVERAGE ANNUALIZED TOTAL RETURN
                           PERIODS ENDED 1/31/99(2)

                       1 year                      -7.85%
                       -----------------------------------
                       5 years                      9.42%
                       -----------------------------------
                       Since inception (12/93)      9.75%
                       -----------------------------------

Graph:        Small Company Value Fund Total Return from Inception(12/93)
              through 1/31/99

         This line graph illustrates the value of a $10,000 investment in INVESCO Small Company Value Fund to the value of a $10,000 investment in the Russell 2000 Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (12/93) through 1/31/99.

The line graph illustrates the value of a $10,000 investment, plus reinvested dividends and capital gain distributions, since inception through 1/31/99. The chart and other total return figures cited reflect the fund's operating expenses, but the index does not have expenses, which would, of course, have lowered its performance. (Of course, past performance is not a guarantee of future results.)(1)(2)

SMALL COMPANY VALUE FUND: A SUMMARY
--------------------------------------------------------------------------------

Dear Shareholder:

The  past  six  months  were   difficult  for  Small  Company  Value  Fund.
Unfortunately, investing in small companies with low price-to-earnings ratios has recently meant throwing one's hat in with two of the most unpopular market strategies.

For the six months ended January 31, 1999, investors in Small Company Value
Fund experienced a total return of -4.75%, compared to the Russell 2000, which gained 2.40% over the same period. (Of course, past performance is no guarantee of future results.(1),(2)

Several explanations exist for the market's continuing hostility to small stocks with low valuations. Primary among them, perhaps, has been investors' preference for stability given the late stage of the economic expansion in this country, as well as persistent troubles overseas. Small value-oriented stocks raise two concerns for many investors:

     o Small company stocks are usually less liquid. That is, the number of buyers and sellers interested in the stock at any given time is relatively limited. Should an investor desire to sell in a market downdraft, finding a buyer might be more challenging than if he or she owned a large company stock.

     o Companies with low valuations often have slower earnings growth and some other less favorable indicators for their future performance on their balance sheets. They may appear more fragile, and more prone to serious problems in the event of a market downturn. While certain investors may see strength where others see only weakness, their favorable opinion remains by definition contrarian in the short-term.

Because Small Company Value Fund relies partially on a quantitative approach and does not favor certain sectors of the economy, it has suffered especially over the past six months. Its relatively modest weighting in technology stocks, for example, has unfortunately excluded it from some of the gains in that sector. Also hurting the fund's performance has been its focus on companies with particularly low price-to-earnings ratios--in other words, its strict value discipline.

Some market veterans point out that both of these factors tend to move in cycles; that is, small stocks may again have their day, as may value companies. Investors can take heart in the fact that stocks of this sort are now quite inexpensive compared to the broader markets. While they may fall farther, the potential for appreciation--the upside--is also quite substantial.

ROBERT SLOTPOLE

Senior Vice President and Director of Equities, INVESCO Management and Research, Inc. BS, State University of New York at Buffalo, MBA, Stanford University. Began investment career in 1975. Joined INVESCO in 1993.

(1)The Russell 2000 is an unmanaged index of common stocks considered representative of the smaller-capitalization equity market.

(2)Total  return  assumes   reinvestment  of  dividends  and  capital  gain
distributions for the periods indicated. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than when purchased.

INVESCO Semiannual Report January 1999
MOVING FORWARD
--------------------------------------------------------------------------------
MARKET HEADLINES:
AUGUST 1998-JANUARY  1999
The latter half of 1998 was a period few market veterans will forget. Just when the danger seemed to have passed, the tidal wave of the Asian economic crisis finally pounded foreign shores in late summer, swamping financial markets. The gloom over world financial markets deepened as the headlines warned of one global economic calamity after another: Russian loan default, the ominous near-collapse of a prominent hedge fund, tumbling currencies in Latin America, and a perilous banking situation in Japan.

Following the gut-wrenching declines, however, markets in the United States and Europe began an equally dizzying rebound in October. A series of three interest rate cuts by the Federal Reserve Board, along with those of other central banks, pumped liquidity and confidence into the international financial system. Despite profit warnings from large multinational corporations, investors began to focus on the many sectors of strength within the American and European economies: robust consumer spending, low interest rates and unemployment, and subdued inflation.

Other markets struggled to recover. Hoping the worst was behind them, investors in some Asian nations, most notably South Korea, bid up their markets; and indeed, the first small signs of recovery began to appear across the region. Other Asian markets remained mired in the profound structural and financial problems confronting this area, however. Although seemingly facing less intractable problems than Asia, Latin America was unable to maintain a short rally, and by winter, its markets had returned to the lows of the previous summer.

In Europe and the United States, the optimists seemed to be vindicated as the advanced Western economies continued strong in January, and stocks headed higher. Yet the mixed economic picture resulted in mixed market performance for the overall six-month period, as large-cap stocks in favored industries continued to dramatically outperform the broader markets.

YEAR 2000 COMPUTER ISSUE.
Many computer systems in use today may not be able to recognize any date after December 31, 1999. If these systems are not fixed by that date, it is possible that they could generate erroneous information or fail altogether. INVESCO has committed substantial resources in an effort to make sure that its own major computer systems will continue to function on and after January 1, 2000. Of course, INVESCO cannot fix systems that are beyond its control. If INVESCO's own systems, or the systems of third parties upon which it relies, do not perform properly after December 31, 1999, the Funds could be adversely affected.

In addition, the markets for, or values of, securities in which the Funds invest may possibly be hurt by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. For example, improperly functioning computer systems could result in securities trade settlement problems and liquidity issues, production issues for individual companies and overall economic uncertainties. Individual issuers may incur increased costs in making their own systems Year 2000 compliant. The combination of market uncertainty and increased costs means that there is a possibility that Year 2000 computer issues may adversely affect the Funds' investments. At this time, it is generally believed that foreign issuers, particularly those in emerging and other markets, may be more vulnerable to Year 2000 problems than will be issuers in the U.S.

--------------------------------------------------------------------------------
   TEN LARGEST COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
   INVESCO Small Company Value Fund
   January 31, 1999
   UNAUDITED

   DESCRIPTION                                                           VALUE
   -----------------------------------------------------------------------------
   Centex Construction Products                                 $      884,306
   International Speedway Class A                                      833,000
   Coors (Adolph) Co Class B                                           730,312
   Zale Corp                                                           715,312
   Koger Equity                                                        686,250
   Shurgard Storage Centers Class A                                    666,463
   NVR Inc                                                             664,913
   CBL & Associates Properties                                         657,487
   Cullen/Frost Bankers                                                654,412
   ResMed Inc                                                          650,100


   Composition of holdings is subject to change.
--------------------------------------------------------------------------------
   STATEMENT OF INVESTMENT SECURITIES
--------------------------------------------------------------------------------
   INVESCO Small Company Value Fund
   January 31, 1999
   UNAUDITED
--------------------------------------------------------------------------------
   %       DESCRIPTION                                     SHARES        VALUE
--------------------------------------------------------------------------------

   100.00  COMMON STOCKS
     2.36  AEROSPACE & DEFENSE
           Esterline Technologies(a)                       32,300  $   611,681
           GenCorp Inc                                     15,500      362,313
           Moog Inc Class A(a)                              7,800      291,525
   =============================================================================
                                                                     1,265,519
     0.32  AIR FREIGHT
           Airborne Freight                                 4,900      171,500
   =============================================================================
     0.69  AIRLINES
           Amtran Inc(a)                                    6,500      156,406
           SkyWest Inc                                      6,000      216,375
   =============================================================================
                                                                       372,781
     2.95  AUTO PARTS
           Arvin Industries                                15,100      597,394
           Borg-Warner Automotive                           5,000      240,625
           Detroit Diesel(a)                               15,000      310,312
           Standard Products                               22,700      438,394
   =============================================================================
                                                                     1,586,725

--------------------------------------------------------------------------------
   %       DESCRIPTION                                     SHARES        VALUE
--------------------------------------------------------------------------------
     5.52  BANKS
           Banknorth Group                                  5,500  $   164,312
           Carolina First                                  19,600      429,975
           Cullen/Frost Bankers                            12,600      654,412
           FNB Corp                                         6,100      150,975
           Firstbank Corp                                  11,100      299,700
           GBC Bancorp                                      6,800      151,300
           Imperial Bancorp(a)                             29,750      546,656
           Independent Bank                                 9,600      148,800
           Republic Bancorp                                23,300      278,144
           Trustmark Corp                                   6,700      140,700
   =============================================================================
     2.07  BEVERAGES
           Canandaigua Brands Class A(a)                    6,500      381,062
           Coors (Adolph) Co Class B                       11,400      730,312
   =============================================================================
                                                                     1,111,374
     0.41  BIOTECHNOLOGY
           MedImmune Inc(a)                                 4,400      217,800
   =============================================================================
     4.13  BUILDING MATERIALS
           Cameron Ashley Building Products(a)              9,300      124,387
           Centex Construction Products                    23,700      884,306
           Comfort Systems USA(a)                          16,700      300,600
           Elcor Corp                                       7,900      273,538
           TJ International                                11,500      277,438
           Texas Industries                                13,500      357,750
   =============================================================================
                                                                     2,218,019
     1.30  CHEMICALS
           Dexter Corp                                      8,600      252,088
           Ferro Corp                                      10,000      218,749
           NL Industries                                   18,600      230,175
   =============================================================================
                                                                       701,012
     1.41  COMMUNICATIONS -- EQUIPMENT & MANUFACTURING
           Metromedia Fiber Network Class A Shrs(a)        5,900       270,294
           Superior TeleCom                                7,400       327,450
           Tekelec(a)                                      7,900       158,000
   =============================================================================
                                                                       755,744
     5.00  COMPUTER RELATED
           AVT Corp(a)                                     7,700       209,825
           Acclaim Entertainment(a)                       18,200       168,350
           BancTec Inc(a)                                 11,050       143,650
           BroadVision Inc(a)                              5,000       209,375
           GeoTel Communications(a)                       11,700       457,031
           Legato Systems(a)                               4,200       253,575

--------------------------------------------------------------------------------
   %       DESCRIPTION                                     SHARES        VALUE
--------------------------------------------------------------------------------
           Macromedia Inc(a)                               3,900   $   136,744
           Mercury Interactive(a)                          4,100       258,813
           MICROS Systems(a)                              10,200       326,400
           Network Appliance(a)                            5,000       265,000
           Xircom Inc(a)                                   5,700       257,925
   =============================================================================
                                                                     2,686,688
     0.59  CONSUMER FINANCE
           Resource Bancshares Mortgage Group             21,200       315,350
   =============================================================================
     1.33  CONSUMER -- JEWELRY, NOVELTIES & GIFTS
           Zale Corp(a)                                   21,800       715,312
   =============================================================================
     0.88  CONTAINERS
           AptarGroup Inc                                 17,400       475,237
   =============================================================================
     5.04  ELECTRIC UTILITIES
           CMP Group                                      17,700       318,600
           CILCORP Inc                                     6,000       345,750
           Cleco Corp                                      6,100       192,150
           Commonwealth Energy Systems SBI                14,000       549,500
           Hawaiian Electric Industries                   10,400       389,350
           Minnesota Power                                 8,800       355,850
           SIGCORP Inc                                    17,000       554,625
   =============================================================================
                                                                     2,705,825
     1.17  ELECTRICAL EQUIPMENT
           C&D Technologies                               16,200       386,775
           Technitrol Inc                                  9,800       240,100
   =============================================================================
                                                                       626,875
     0.41  ELECTRONICS
           General Cable                                  11,600       218,950
   =============================================================================
     1.13  ELECTRONICS -- SEMICONDUCTOR
           Jabil Circuit(a)                                2,200       157,163
           Plexus Corp(a)                                  6,300       252,000
           TranSwitch Corp(a)                              5,000       196,250
   =============================================================================
                                                                       605,413
     2.48  ENGINEERING & CONSTRUCTION
           EMCOR Group(a)                                 12,000       198,750
           Granite Construction                           13,200       427,350
           Insituform Technologies Class A(a)             32,200       483,000
           Jacobs Engineering Group(a)                     5,300       222,269
   =============================================================================
                                                                     1,331,369
     1.55  ENTERTAINMENT
           International Speedway Class A                 19,600       833,000
   =============================================================================
     0.28  FINANCIAL
           Doral Financial                                 7,600       152,238
   =============================================================================

--------------------------------------------------------------------------------
   %       DESCRIPTION                                     SHARES        VALUE
--------------------------------------------------------------------------------
     0.71  FOODS
           Pilgrim's Pride Class B                        16,300    $  381,013
   =============================================================================
     0.72  FOOTWEAR
           Cole (Kenneth) Productions Class A(a)          10,000       226,250
           Maxwell Shoe(a)                                14,300       160,875
   =============================================================================
                                                                       387,125
     0.41  GOLD & PRECIOUS METALS MINING
           Stillwater Mining(a)                            8,400       220,500
   =============================================================================
     1.84  HEALTH CARE DRUGS -- PHARMACEUTICALS
           ALPHARMA Inc Class A                           11,800       408,575
           Bindley Western Industries                     22,866       577,366
   =============================================================================
                                                                       985,941
     6.18  HEALTH CARE RELATED
           DVI Inc(a)                                     34,600       467,100
           Datascope Corp(a)                               9,400       191,525
           Express Scripts Class A(a)                      2,800       184,100
           Hanger Orthopedic Group(a)                      9,300       232,500
           MiniMed Inc(a)                                  3,200       347,600
           OEC Medical Systems(a)                          9,400       264,375
           Priority Healthcare Class B(a)                 10,244       398,234
           ResMed Inc(a)                                  13,200       650,100
           VISX Inc(a)                                     3,800       231,800
           Xomed Surgical Products(a)                      9,750       349,781
   =============================================================================
                                                                     3,317,115
     2.94  HOMEBUILDING
           MDC Holdings                                   23,600       495,600
           NVR Inc(a)                                     14,900       664,913
           Nortek Inc(a)                                   2,300        63,825
           Pulte Corp                                     11,800       356,213
   =============================================================================
                                                                     1,580,551

--------------------------------------------------------------------------------
   %       DESCRIPTION                                     SHARES        VALUE
--------------------------------------------------------------------------------
     0.56  HOUSEHOLD FURNITURE & APPLIANCES
           Furniture Brands International(a)               12,800      300,800
   =============================================================================
     0.91  HOUSEHOLD PRODUCTS
           Recoton Corp(a)                                 26,800      489,100
   =============================================================================
     5.08  INSURANCE
           American Heritage Life Investment               10,200      248,625
           Delphi Financial Group(a)                       12,030      603,004
           FBL Financial Group                             12,200      263,825
           Fidelity National Financial                     18,480      492,030
           First American Financial                        10,500      320,906
           LandAmerica Financial Group                      6,800      339,575

--------------------------------------------------------------------------------
   %       DESCRIPTION                                     SHARES        VALUE
--------------------------------------------------------------------------------
           NAC Re                                           9,400   $  459,425
   =============================================================================
                                                                     2,727,390
     0.44  INVESTMENT BANK/BROKER FIRM
           Advest Group                                     9,400      237,937
   =============================================================================
     1.71  IRON & STEEL
           AK Steel Holding                                14,000      291,375
           Metals USA(a)                                   28,300      281,231
           Reliance Steel & Aluminum                       12,600      344,925
   =============================================================================
                                                                       917,531
     0.83  MACHINERY
           Manitowoc Co                                     7,200      286,200
           NACCO Industries Class A                         1,900      160,906
   =============================================================================
                                                                       447,106
     0.78  MANUFACTURING
           Johnstown America Industries(a)                 26,100      420,863
   =============================================================================
     1.95  NATURAL GAS
           Eastern Enterprises                              9,000      362,250
           NUI Corp                                        17,000      386,750
           ONEOK Inc                                       10,200      298,350
   =============================================================================
                                                                     1,047,350
     1.26  OFFICE EQUIPMENT & SUPPLIES
           Knoll Inc(a)                                    13,800      324,300
           Polycom Inc(a)                                   5,100      129,413
           United Stationers(a)                             9,600      225,600
   =============================================================================
                                                                       679,313
      3.84 OIL & GAS RELATED
           Atwood Oceanics(a)                              13,600      270,300
           Barrett Resources(a)                            18,300      317,962
           Basin Exploration(a)                            11,500      135,125
           Energen Corp                                    19,700      336,131
           Evergreen Resources(a)                          20,400      316,200
           HS Resources(a)                                 21,700      141,050
           SEACOR Smit(a)                                   6,100      271,450
           Tesoro Petroleum(a)                             25,000      271,875
   =============================================================================
                                                                     2,060,093
     0.43  PAPER & FOREST PRODUCTS
           Rock-Tenn Co Class A                            12,800      230,400
   =============================================================================
     2.09  PUBLISHING
           Hollinger International                         35,800      469,875
           McClatchy Co Class A                            12,900      377,325
           Media General Class A                            5,500      275,000
   =============================================================================
                                                                     1,122,200

--------------------------------------------------------------------------------
   %       DESCRIPTION                                     SHARES        VALUE
--------------------------------------------------------------------------------

     9.98  REAL ESTATE INVESTMENT TRUST
           Bedford Property Investors                      21,700   $  337,706
           CBL & Associates Properties                     26,700      657,487
           Essex Property Trust                             9,300      266,213
           FelCor Lodging Trust                            13,056      284,784
           Gables Residential Trust SBI                    13,200      302,775
           Kilroy Realty                                   14,900      325,006
           Koger Equity                                    45,000      686,250
           MGI Properties                                  11,800      324,500
           Macerich Co                                     13,600      334,900
           Prentiss Properties Trust                       16,400      347,475
           SL Green Realty                                 16,100      326,025
           Shurgard Storage Centers Class A                26,200      666,463
           Smith (Charles E) Residential Realty             8,600      259,075
           Sunstone Hotel Investors                        29,100      241,894
   =============================================================================
                                                                     5,360,553
     2.17  RESTAURANTS
           CEC Entertainment(a)                            11,400      340,575
           Cheesecake Factory(a)                            9,800      222,950
           Ruby Tuesday                                    30,300      604,106
   =============================================================================
                                                                     1,167,631
     1.92  RETAIL
           AnnTaylor Stores(a)                              5,900      228,625
           Footstar Inc(a)                                 13,100      331,594
           Musicland Stores(a)                             13,000      158,438
           Shopko Stores(a)                                 9,900      314,325
   =============================================================================
                                                                     1,032,982
     3.67  SAVINGS & LOAN
           Anchor Bancorp Wisconsin                         7,500      140,156
           Commercial Federal                              19,100      436,912
           Downey Financial                                21,020      463,754
           FirstFed Financial(a)                           22,600      360,188
           Flagstar Bancorp                                13,200      394,350
           WSFS Financial                                  10,700      176,550
   =============================================================================
                                                                     1,971,910
     5.05  SERVICES
           ADVO Inc(a)                                      9,700      244,925
           Copart Inc(a)                                   14,600      226,300
           HA-LO Industries(a)                              8,100      175,163
           InaCom Corp(a)                                   7,900      103,194
           InterVoice Inc(a)                                8,700       95,156
           Labor Ready(a)                                   9,000      207,563
           Lason Inc(a)                                     4,900      314,825
           Mastech Corp(a)                                  9,900      240,694

--------------------------------------------------------------------------------
   %       DESCRIPTION                                     SHARES        VALUE
--------------------------------------------------------------------------------
           META Group(a)                                   19,500   $  492,375
           ProBusiness Services(a)                          1,000       36,125
           RemedyTemp Inc Class A(a)                       10,100      184,325
           Sapient Corp(a)                                  5,300      391,538
   =============================================================================
                                                                     2,712,183
     0.77  SPECIALTY PRINTING
           Bowne & Co                                      26,900      413,587
   =============================================================================
     0.31  TELECOMMUNICATIONS -- LONG DISTANCE
           Pacific Gateway Exchange(a)                      5,100      168,938
   =============================================================================
     0.63  TEXTILE -- APPAREL MANUFACTURING
           Burlington Industries(a)                        50,900      337,212
   =============================================================================
     0.87  TEXTILE -- HOME FURNISHINGS
           Springs Industries Class A                      11,200      467,600
   =============================================================================
     0.34  TOBACCO
           Universal Corp                                   6,100      184,906
   =============================================================================
     0.20  TRUCKS & PARTS
           Oshkosh Truck                                    3,100      110,050
   =============================================================================
     0.39  UTILITIES WATER
           E'Town Corp                                      5,000      207,187
   =============================================================================
   100.00  TOTAL INVESTMENT SECURITIES AT VALUE
           (Cost $52,068,872)
           (Cost for Income Tax Purposes $52,073,794)              $53,718,772
   =============================================================================
   (a)Security is non-income producing.

   See Notes to Financial Statements

--------------------------------------------------------------------------------
   STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
   INVESCO Small Company Value Fund
   January 31, 1999
   UNAUDITED

   ASSETS
   Investment Securities at Value (Cost $52,068,872)         $      53,718,772
   Receivables:
     Investment Securities Sold                                        846,558
     Fund Shares Sold                                                  456,596
     Dividends and Interest                                             36,491
   Prepaid Expenses and Other Assets                                   166,037
   =============================================================================
   TOTAL ASSETS                                                     55,224,454
   =============================================================================
   LIABILITIES
   Payables:
     Custodian                                                         778,814
     Fund Shares Repurchased                                            95,561
   Accrued Distribution Expenses                                        11,039
   Accrued Expenses and Other Payables                                  20,990
   =============================================================================
   TOTAL LIABILITIES                                                   906,404
   =============================================================================
   Net Assets at Value                                       $      54,318,050
   =============================================================================

--------------------------------------------------------------------------------
   STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
   NET ASSETS
   Paid-in Capital(a)                                        $      57,127,353
   Accumulated Undistributed Net Investment Income                     166,545
   Accumulated Undistributed Net Realized Loss on
     Investment Securities                                          (4,625,748)
   Net Appreciation of Investment Securities                         1,649,900
   =============================================================================
   Net Assets at Value                                       $      54,318,050
   =============================================================================
   Net Asset Value, Offering and Redemption Price per Share  $            9.92
   =============================================================================

   (a)The Fund has 100 million authorized shares of common stock, par value of $0.01 per share, of which 5,476,687 were outstanding at January 31, 1999.


   See Notes to Financial Statements

   STATEMENT OF OPERATIONS

   INVESCO Small Company Value Fund
   Six Months Ended January 31, 1999
   UNAUDITED

   INVESTMENT INCOME
   INCOME
   Dividends                                                 $         434,506
   Interest                                                             38,421
   =============================================================================
     TOTAL INCOME                                                      472,927
   =============================================================================
   EXPENSES
   Investment Advisory Fees                                            202,459
   Distribution Expenses                                                56,294
   Transfer Agent Fees                                                 117,657
   Administrative Fees                                                   9,049
   Custodian Fees and Expenses                                           9,702
   Directors' Fees and Expenses                                          5,939
   Professional Fees and Expenses                                       12,968
   Registration Fees and Expenses                                       29,337
   Reports to Shareholders                                              24,353
   Other Expenses                                                        4,368
   =============================================================================
     TOTAL EXPENSES                                                    472,126
     Fees and Expenses Absorbed by Investment Adviser                 (130,831)
     Fees and Expenses Paid Indirectly                                  (3,947)
   =============================================================================
        NET EXPENSES                                                   337,348
   =============================================================================
   NET INVESTMENT INCOME                                               135,579
   =============================================================================
   REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENT SECURITIES
   Net Realized Loss on Investment Securities                       (4,587,382)
   Change in Net Appreciation of Investment Securities               2,905,379
   =============================================================================
   NET LOSS ON INVESTMENT SECURITIES                                (1,682,003)
   =============================================================================
   Net Decrease in Net Assets from Operations                $      (1,546,424)
   =============================================================================

   See Notes to Financial Statements

----------------------------------------------------------------------------------------------------
   STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------
   INVESCO Small Company Value Fund

                                                               Six Months                   Year
                                                                    Ended                  Ended
                                                               January 31                July 31
----------------------------------------------------------------------------------------------------
                                                                     1999                   1998
                                                                UNAUDITED
   OPERATIONS
   Net Investment Income                               $         135,579        $       237,710
   Net Realized Gain (Loss) on Investment Securities          (4,587,382)             8,225,785
   Change in Net Appreciation (Depreciation) of
    Investment Securities                                      2,905,379             (8,104,057)
   =================================================================================================
   NET INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                           (1,546,424)               359,438
   =================================================================================================
   DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income                                               0               (239,736)
   Net Realized Gain on Investment Securities                 (3,146,459)           (14,101,863)
   =================================================================================================
   TOTAL DISTRIBUTIONS                                        (3,146,459       )    (14,341,599)
   =================================================================================================
   FUND SHARE TRANSACTIONS
   Proceeds from Sales of Shares                              61,328,693            249,127,951
   Reinvestment of Distributions                               2,996,618             12,956,406
   =================================================================================================
                                                              64,325,311            262,084,357
   Amounts Paid for Repurchases of Shares                    (58,811,463)          (253,154,064)
   =================================================================================================
   NET INCREASE IN NET ASSETS FROM
    FUND SHARE TRANSACTIONS                                    5,513,848              8,930,293
   =================================================================================================
   Total Increase (Decrease) in Net Assets                       820,965             (5,051,868)
   NET ASSETS
   Beginning of Period                                        53,497,085             58,548,953
   =================================================================================================
   End of Period (Including Accumulated Undistributed
     Net Investment Income of $166,545 and $30,966,
     respectively)                                     $      54,318,050        $    53,497,085
   =================================================================================================
                            -------------------------------------------------
   FUND SHARE TRANSACTIONS
   Shares Sold                                                 6,181,490             18,287,646
   Shares Issued from Reinvestment of Distributions              308,612              1,148,058
   =================================================================================================
                                                               6,490,102             19,435,704
   Shares Repurchased                                         (5,869,841)           (18,497,657)
   =================================================================================================
   Net Increase in Fund Shares                                   620,261                938,047
   =================================================================================================

   See Notes to Financial Statements

--------------------------------------------------------------------------------
INVESCO Notes to Financial Statements - INVESCO Small Company
                                           Value Fund
--------------------------------------------------------------------------------
UNAUDITED

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Diversified Funds, Inc. is incorporated in Maryland and presently consists of Small Company Value Fund (the "Fund"). The investment objective of the Fund is to seek long-term capital growth. The Fund is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilites and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price in the market where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. REPURCHASE AGREEMENTs -- Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

C.  SECURITY   TRANSACTIONS  AND  RELATED  INVESTMENT  INCOME  --  Security
transactions are accounted for on the trade date and dividend income is recorded on the ex dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium is recorded on the accrual basis. Cost is determined on the specific identification basis.

D. FEDERAL AND STATE TAXES -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

To the extent future capital gains are offset by capital loss carryovers, such gains will not be distributed to shareholders.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

E.  DIVIDENDS  AND   DISTRIBUTIONS   TO   SHAREHOLDERS   --  Dividends  and
distributions to shareholders are recorded by the Fund on the ex dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for nontaxable dividends, net operating losses and expired capital loss carryforwards.

F. EXPENSES -- Under an agreement between the Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT  ADVISORY AND OTHER  AGREEMENTS.  INVESCO Funds Group,
Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.75% of average net assets.

In accordance with a Sub-Advisory Agreement between IFG and INVESCO Management & Research, Inc. ("IMR"), an affiliate of IFG, investment decisions of the Fund are made by IMR. Fees for such sub-advisory services are paid by IFG.

A plan of distribution pursuant to Rule 12b-1 of the Act provides for compensation of marketing and advertising expenditures to INVESCO Distributors, Inc. ("IDI" or the "Distributor"), a wholly owned subsidiary of IFG, to a maximum of 0.25% of annual average net assets. For the six months ended January 31, 1999, the Fund paid the Distributor $49,321 under the plan of distribution.

IFG receives a transfer agent fee at an annual rate of $20.00 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.

In accordance with an Administrative Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.015% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.

IFG and IMR have voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by the Fund.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended January 31, 1999, the aggregate cost of purchases and proceeds from sales
of  investment   securities   (excluding  all  U.S.  Government  securities  and
short-term securities) were $34,010,984 and $31,408,474, respectively.

There were no purchases or sales of U.S. Government Securities.

NOTE 4 -- APPRECIATION AND DEPRECIATION. At January 31, 1999, the gross appreciation of securities in which there was an excess of value over tax cost amounted to $6,715,934 and the gross depreciation of securities in which there was an excess of tax cost over value amounted to $5,070,956, resulting in net appreciation of $1,644,978.

NOTE 5 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG, IDI or IMR.

The Fund has adopted an unfunded defined benefit deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate equal to 50% of the sum of the retainer fee at the time of retirement plus the annual meeting fee.

Pension expenses for the six months ended January 31, 1999, included in Directors' Fees and Expenses in the Statement of Operations were $896. Unfunded accrued pension costs of $1,309 and pension liability of $4,726 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.

The independent directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of selected INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO or Treasurer's Series Trust Funds.

NOTE 6 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the Net Assets at Value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. At January 31, 1999, there were no such borrowings.


------------------------------------------------------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------
   INVESCO Small Company Value Fund
   (For a Fund Share Outstanding Throughout Each Period)


                                                SIX MONTHS                                                             PERIOD
                                                     ENDED                                                              ENDED
                                                JANUARY 31                      YEAR ENDED JULY 31                    JULY 31
------------------------------------------------------------------------------------------------------------------------------
                                                      1999            1998        1997        1996       1995         1994(a)
                                                 UNAUDITED
   PER SHARE DATA
   Net Asset Value -- Beginning
     of Period                                 $     11.02      $    14.94  $    12.19  $    11.77   $   9.76   $      10.00
   ===========================================================================================================================
   INCOME FROM INVESTMENT
     OPERATIONS
   Net Investment Income                              0.02            0.06        0.09        0.08       0.05           0.06
   Net Gains or (Losses) on
     Securities (Both Realized
     and Unrealized)                                 (0.56)          (0.30)       4.10        0.68       2.05          (0.28)
   ===========================================================================================================================
   Total from Investment
    Operations                                       (0.54)          (0.24)       4.19        0.76       2.10          (0.22)
  ============================================================================================================================
   LESS DISTRIBUTIONS
   Dividends from Net Investment
     Income                                           0.00            0.05        0.09        0.08       0.09           0.02
   Distributions from Capital Gains                   0.56            3.63        1.35        0.26       0.00           0.00
   ===========================================================================================================================
   Total Distributions                                0.56            3.68        1.44        0.34       0.09           0.02
   ===========================================================================================================================
   Net Asset Value--End
     of Period                                 $      9.92      $    11.02  $    14.94  $    12.19   $  11.77   $       9.76
   ===========================================================================================================================

   TOTAL RETURN                                      (4.75%)(b)      (2.12%)     36.97%       6.47%     21.64%        (2.21%)(b)


   RATIOS
   Net Assets -- End of Period
     ($000 Omitted)                            $    54,318     $    53,497  $   58,549  $   46,693   $ 40,071   $    13,474
   Ratio of Expenses to Average
     Net Assets(c)                                    0.64%(b)(d)     1,26%(d)    1.25%(d)    1.09%(d)   1.00%         1.00%(e)
   Ratio of Net Investment
     Income to Average
     Net Assets(c)                                    0.25%(b)        0.36%       0.75%       0.61%      0.84%         1.20%(e)
   Portfolio Turnover Rate                              60%(b)         132%        147%        156%        73%           55%(b)

(a) From December 1, 1993, commencement of investment operations, to July 31, 1994.

(b) Based on operations for the period shown and, accordingly, are not representative of a full year.

(c) Various expenses of the Fund were voluntarily absorbed by IFG and IMR for the six months ended January 31, 1999, the years ended July 31, 1998, 1997, 1996 and 1995 and the period ended July 31, 1994. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.88% (not annualized), 1.38%, 1.35%, 1.09%, 1.32% and 1.64%
     (annualized), respectively, and ratio of net investment income to average net assets would have been 0.01% (not annualized), 0.24%, 0.65%, 0.61%, 0.52% and 0.56% (annualized), respectively.

(d) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

(e)  Annualized

                         INVESCO FAMILY OF FUNDS

                                                                      Newspaper
Fund Name                          Fund Code    Ticker Symbol      Abbreviation
--------------------------------------------------------------------------------
International
International Blue Chip              09             IIBCX             ItlBlChp
International Growth                 49             FSIGX             IntlGr
Emerging Markets                     43              *                  *
Asian Growth                         41             IVAGX             AsianGr
Pacific Basin                        54             FPBSX             PcBas
European                             56             FEURX             Europ
European Small Company               37             IVECX             EuroSmCo
Latin American Growth                34             IVSLX             LatinAmGr
--------------------------------------------------------------------------------
Sector
Energy                               50             FSTEX             Enrgy
Environmental Services               59             FSEVX             Envirn
Financial Services                   57             FSFSX             FinSvc
Gold                                 51             FGLDX             Gold
Health Sciences                      52             FHLSX             HlthSc
Leisure                              53             FLISX             Leisur
Realty                               42             IVSRX             Realty
Technology - Class II                55             FTCHX             Tech
Utilities                            58             FSTUX             Util
Worldwide Capital Goods              38             ISWGX             WldCap
Worldwide Communications             39             ISWCX             WldCom
--------------------------------------------------------------------------------
Stock
Growth & Income                      21             IVGIX             Gro&Inc
Blue Chip Growth                     10             FLRFX             Grwth
Dynamics                             20             FIDYX             Dynm
Small Company Growth                 60             FIEGX             SmCoGth
INVESCO Endeavor                     61             IVENX             Endeavor
Value Equity                         46             FSEQX             ValEq
Small Company Value                  74             IDSCX             SmCoVal
S&P 500 Index Fund Class II          23             ISPIX             SP500II
--------------------------------------------------------------------------------
Combination Stock & Bond
Industrial Income                    15             FIIIX             IndInc
Multi-Asset Allocation               70             IMAAX             MulAstAl
Total Return                         48             FSFLX             TotRtn
Balanced                             71             IMABX             Bal
--------------------------------------------------------------------------------
Bond
Short-Term Bond                      33             INIBX             ShTrBd
Intermediate Government Bond         47             FIGBX             IntGov
U.S. Government Securities           32             FBDGX             USGvt
Select Income                        30             FBDSX             SelInc
High Yield                           31             FHYPX             HiYld
Tax-Free Intermediate Bond           36             IVTIX               *
Tax-Free Long-Term Bond              35             FTIFX             TxFre
--------------------------------------------------------------------------------
Money Market
U.S. Government Money Fund           44             FUGXX             InvGvtMF
Cash Reserves                        25             FDSXX             InvCshR
Tax-Free Money Fund                  40             FFRXX             InvTaxFree

*This fund does not yet meet size requirements to be assigned a newspaper listing and/or ticker symbol.

For more information about any of the INVESCO funds, including management fees and expenses, please call us at 1-800-525-8085 for a prospectus. Read it carefully before you invest or send money.

INVESCO

YOU SHOULD
KNOW WHAT
INVESCO KNOWS(TM)


We're easy to stay in touch with:

Investor Services:  1-800-525-8085
PAL(R), your Personal Account Line:  1-800-424-8085
On the World Wide Web: www.invesco.com

In Denver, visit one of our convenient Investor Centers:
Cherry Creek, 155-B Fillmore Street
Denver Tech Center, 7800 East Union Avenue, Lobby Level

INVESCO Distributors, Inc. (SM), Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus.